Loans from Third Parties - Current - Schedule of Loans from Third Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans from Third Parties [Line Items]
Honghe County Yisa Hengtong Decoration Company	$ 109,600	$ 112,678
Less: Loans from third parties-non-current		(112,678)
Loans from third parties - current	$ 109,600